CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 303,603,522	$ 273,134,908	$ 134,927,410
Costs and expenses
Cost of revenues	(113,808,128)	(95,144,945)	(61,270,887)
Selling and marketing expenses	(49,939,683)	(42,404,862)	(21,701,852)
General and administrative expenses	(36,582,626)	(38,271,252)	(42,974,825)
Technology and product development expenses	(24,575,485)	(14,286,120)	(5,221,124)
Total costs and expenses	(224,905,922)	(190,107,179)	(131,168,688)
Operating income	78,697,600	83,027,729	3,758,722
Interest income	3,300,976	111,881	202,474
Government grants	322,273	1,419,837	99,277
Investment income	21,407	54,824	13,994
Impairment loss	(705,428)
Income before income taxes	81,636,828	84,614,271	4,074,467
Income tax expense	(2,598,983)	(2,019,911)	(861,081)
Net income	79,037,845	82,594,360	3,213,386
Net loss attributable to non-controlling interests	718,952	6,318
Accretion of redeemable convertible preferred shares			(1,577,026)
Dividends distributed to redeemable convertible preferred shareholders			(3,704,083)
Net income (loss) attributable to Yalla Group Limited's shareholders	$ 79,756,797	$ 82,600,678	$ (2,067,723)
Earnings (loss) per ordinary share
-Basic	$ 0.52	$ 0.56	$ (0.02)
-Diluted	$ 0.45	$ 0.46	$ (0.02)
Weighted average number of shares outstanding used in computing earnings (loss) per ordinary share
-Basic	153,526,679	148,739,986	91,755,810
-Diluted	176,639,558	179,899,466	91,755,810
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	$ (2,218,541)	$ 146,021	$ 368,771
Unrealized holding gains on short-term investments, net of income taxes of US$3,498, US$541 and nil for the years ended December 31, 2020, 2021 and 2022, respectively		1,622	10,496
Less: reclassification adjustment for gains on short-term investments realized in net income, net of income taxes of US$3,498, US$541 and nil for the years ended December 31, 2020, 2021 and 2022, respectively		(1,622)	(10,496)
Other comprehensive income (loss), net of income taxes	(2,218,541)	146,021	368,771
Comprehensive income	76,819,304	82,740,381	3,582,157
Less: comprehensive loss attributable to non-controlling interests	716,372	6,318
Comprehensive income attributable to Yalla Group Limited's shareholders	$ 77,535,676	$ 82,746,699	$ 3,582,157